Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

The following table presents details of the Company’s property, plant and equipment, net of accumulated depreciation:

	Useful Life (in years)	2016	2015
Land		111	160
Buildings	9 to 50	1,153	854
Machinery and installations	2 to 10	3,006	4,156
Other Equipment	1 to 5	278	227
Prepayments and construction in progress		118	108

		4,666	5,505
Less accumulated depreciation		(2,314)	(2,583)

Property, plant and equipment, net of accumulated depreciation		2,352	2,922